Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Schedule of assets and liabilities that are measured at fair value on a recurring basis [Abstract]
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 176,009,525	$ 174,266,206
Warrant Liabilities – Private Warrants	$ 1,535,250	$ 3,204,000